Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Provision For Income Taxes
The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Current
Federal	$(33,206)	$(59,452)	$187,134
State	(1,802)	(5,391)	29,547
Foreign	30,336	9,423	3,805
Deferred
Federal	94,353	(64,836)	77,916
State	1,386	(52,872)	26,073
Foreign	32,831	(59,019)	(25,323)
	$123,898	$(232,147)	$299,152

Schedule of Effective Tax Rate to Income Tax Expense (Benefit)
The statutory federal income tax rate applied to pre-tax book income reconciles to income tax expense (benefit) as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Tax computed at statutory rate	$165,302	$(156,880)	$246,013
State income taxes, net of federal tax benefit	13,588	(41,566)	47,259
Noncontrolling interest in net income	(25,931)	(21,799)	(25,494)
Effect of change in state rate	(13,342)	—	—
CARES Act benefits	(10,384)	(19,837)	—
Foreign rate differential	331	(14,294)	—
Federal tax credits	(29,777)	—	—
US tax on non-US operations	18,547	—	—
Effect of nondeductible goodwill impairment charge	—	16,573	32,069
Other	5,564	5,656	(695)
	$123,898	$(232,147)	$299,152

Schedule of Deferred Income Tax Assets And Liabilities	Our deferred income tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	December 31, 2021
	Assets	Liabilities	Total
	(In thousands)
Deferred income taxes
Properties, plants and equipment (due primarily to tax in excess of book depreciation)	$—	$(741,970)	$(741,970)
Lease obligation	131,567	—	131,567
Accrued employee benefits	17,322	—	17,322
Accrued post-retirement benefits	10,897	—	10,897
Accrued environmental costs	26,999	—	26,999
Hedging instruments	—	(652)	(652)
Inventory differences	—	(148,539)	(148,539)
Deferred turnaround costs	—	(100,585)	(100,585)
Net operating loss and tax credit carryforwards	63,967	—	63,967
Investment in HEP	—	(94,486)	(94,486)
Valuation allowance	—	(3,165)	(3,165)
Other	1,244	—	1,244
Total	$251,996	$(1,089,397)	$(837,401)

	December 31, 2020
	Assets	Liabilities	Total
	(In thousands)
Deferred income taxes
Properties, plants and equipment (due primarily to tax in excess of book depreciation)	$—	$(712,339)	$(712,339)
Lease obligation	94,447	—	94,447
Accrued employee benefits	21,819	—	21,819
Accrued post-retirement benefits	11,646	—	11,646
Accrued environmental costs	27,200	—	27,200
Hedging instruments	—	(903)	(903)
Inventory differences	—	(24,271)	(24,271)
Deferred turnaround costs	—	(85,326)	(85,326)
Net operating loss and tax credit carryforwards	51,227	—	51,227
Investment in HEP	—	(94,982)	(94,982)
Valuation allowance	—	(8,577)	(8,577)
Other	6,356	—	6,356
Total	$212,695	$(926,398)	$(713,703)

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Years Ended December 31,
	2021	2020	2019
		(In thousands)
Balance at January 1	$54,899	$56,621	$53,752
Additions for tax positions of prior years	—	6	2,893
Reductions for tax positions of prior years	(49)	(1,500)	(24)
Settlements	(125)	—	—
Lapse of statute of limitations	(120)	(228)	—
Balance at December 31	$54,605	$54,899	$56,621